Main items related to operating activities (Tables)	12 Months Ended
Dec. 31, 2020
Main items related to operating activities
Schedule of operating expenses

For the year ended December 31,
(M$)	2020	2019	2018
Purchases, net of inventory variation (a) (b)	(77,486)	(116,221)	(125,816)
Exploration costs	(731)	(785)	(797)
Other operating expenses (c)	(25,538)	(27,255)	(27,484)
of which non-current operating liabilities (allowances) reversals	778	1,152	1,068
of which current operating liabilities (allowances) reversals	(77)	(157)	(202)
OPERATING EXPENSES	(103,755)	(144,261)	(154,097)
(a)	Includes taxes paid on oil and gas production in the Exploration & Production segment, amongst others royalties.
(b)	The Group values under / over lifting at market value.
(c)	Principally composed of production and administrative costs (see in particular the payroll costs as detailed in Note 10 to the Consolidated Financial Statements “Payroll, staff and employee benefits obligations").

Schedule of amortization, depreciation and impairment of tangible assets and mineral interests

For the year ended December 31,
(M$)	2020	2019	2018
Depreciation and impairment of tangible assets	(21,188)	(14,640)	(13,364)
Amortization and impairment of mineral assets	(1,076)	(1,091)	(628)
TOTAL	(22,264)	(15,731)	(13,992)

Schedule of inventories and changes in the valuation allowance on inventories

As of December 31, 2020		Valuation
(M$)	Gross value	allowance	Net value
Crude oil and natural gas	1,818	(1)	1,817
Refined products	3,913	(68)	3,845
Chemicals products	1,330	(102)	1,228
Trading inventories	5,130	—	5,130
Other inventories	3,824	(1,114)	2,710
TOTAL	16,015	(1,285)	14,730

As of December 31, 2019		Valuation
(M$)	Gross value	allowance	Net value
Crude oil and natural gas	2,381	(14)	2,367
Refined products	5,326	(45)	5,281
Chemicals products	1,448	(91)	1,357
Trading inventories	5,500	–	5,500
Other inventories	3,651	(1,024)	2,627
TOTAL	18,306	(1,174)	17,132

As of December 31, 2018		Valuation
(M$)	Gross value	allowance	Net value
Crude oil and natural gas	2,382	(110)	2,272
Refined products	5,464	(242)	5,222
Chemicals products	1,087	(54)	1,033
Trading inventories	3,918	–	3,918
Other inventories	3,372	(937)	2,435
TOTAL	16,223	(1,343)	14,880

Changes in the valuation allowance on inventories are as follows:

			Currency
	Valuation		translation	Valuation
	allowance as of		adjustment and	allowance as of
For the year ended December 31, (M$)	January 1,	Increase (net)	other variations	December 31,
2020	(1,174)	(85)	(26)	(1,285)
2019	(1,343)	205	(36)	(1,174)
2018	(1,007)	(359)	23	(1,343)

Schedule of accounts receivable and other current assets and changes in the valuation allowances

As of December 31, 2020		Valuation
(M$)	Gross value	allowance	Net value
Accounts receivable	14,899	(831)	14,068
Recoverable taxes	3,598	(67)	3,531
Other operating receivables	8,251	(208)	8,043
Prepaid expenses	1,801	—	1,801
Other current assets	53	—	53
Other current assets	13,703	(275)	13,428

As of December 31, 2019		Valuation
(M$)	Gross value	allowance	Net value
Accounts receivable	19,162	(674)	18,488
Recoverable taxes	4,209	(95)	4,114
Other operating receivables	11,746	(240)	11,506
Prepaid expenses	1,336	—	1,336
Other current assets	57	—	57
Other current assets	17,348	(335)	17,013

As of December 31, 2018		Valuation
(M$)	Gross value	allowance	Net value
Accounts receivable	17,894	(624)	17,270
Recoverable taxes	4,090	–	4,090
Other operating receivables	10,306	(573)	9,733
Prepaid expenses	837	–	837
Other current assets	64	–	64
Other current assets	15,297	(573)	14,724

Changes in the valuation allowance on “Accounts receivable” and “Other current assets” are as follows:

			Currency
	Valuation		translation	Valuation
	allowance as of		adjustments and	allowance as of
For the year ended December 31, (M$)	January 1,	Increase (net)	other variations	December 31,
Accounts receivable
2020	(674)	(107)	(50)	(831)
2019	(624)	(89)	39	(674)
2018	(576)	(62)	14	(624)
Other current assets
2020	(335)	37	23	(275)
2019	(573)	(46)	284	(335)
2018	(461)	(148)	36	(573)

Schedule of other creditors and accrued liabilities

As of December 31, (M$)	2020	2019	2018
Accruals and deferred income	842	522	546
Payable to States (including taxes and duties)	5,734	7,438	6,861
Payroll	1,587	1,527	1,553
Other operating liabilities	14,302	16,262	13,286
TOTAL	22,465	25,749	22,246

Schedule of additional information on cash paid or received in the cash flow from operating activities

For the year ended December 31, (M$)	2020	2019	2018
Interests paid	(2,145)	(2,181)	(1,818)
Interests received	197	210	164
Income tax paid(a)	(2,858)	(5,293)	(5,024)
Dividends received	1,444	1,988	2,456
(a)	These amounts include taxes paid in kind under production-sharing contracts in exploration and production activities.

Detail of changes in working capital

For the year ended December 31, (M$)	2020	2019	2018
Inventories	2,274	(2,071)	1,430
Accounts receivable	4,818	(933)	(1,461)
Other current assets	3,374	(2,001)	(364)
Accounts payable	(5,355)	1,998	(822)
Other creditors and accrued liabilities	(3,242)	1,289	1,986
NET AMOUNT, DECREASE (INCREASE)	1,869	(1,718)	769

Detail of changes in provisions and deferred taxes

As of December 31, (M$)	2020	2019	2018
Accruals	350	403	(432)
Deferred taxes	(2,132)	(461)	(455)
TOTAL	(1,782)	(58)	(887)